Financial risk management - Liquidity risks (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Cash and cash equivalents	$ 857,747,000	$ 932,069,000	$ 833,841,000
Carrying amount
Lease obligations	870,163,000	717,101,000	$ 722,234,000
Other long-term liabilities	134,603,000	193,749,000
Long-term debt	2,151,513,000	2,158,192,000
Cash flow hedges (note 19)	6,739,000	60,098,000
Financial liabilities	3,714,666,000	3,624,851,000
Liquidity risk
Carrying amount
Trade and other payables	641,338,000
Lease obligations	870,163,000
Other long-term liabilities	28,514,000
Long-term debt	2,151,513,000
Cash flow hedges (note 19)	8,466,000
Financial liabilities	3,699,994,000
Contractual cash flows
Trade and other payables	641,338,000
Lease obligations	1,151,979,000
Other long-term liabilities	55,548,000
Long-term debt	3,057,230,000
Cash flow hedges	9,182,000
Financial liabilities	4,915,277,000
Liquidity risk | 1 year or less
Contractual cash flows
Trade and other payables	641,338,000
Lease obligations	156,807,000
Other long-term liabilities	2,200,000
Long-term debt	126,373,000
Cash flow hedges	2,050,000
Financial liabilities	928,768,000
Liquidity risk | 1-3 years
Contractual cash flows
Trade and other payables	0
Lease obligations	264,936,000
Other long-term liabilities	4,400,000
Long-term debt	533,974,000
Cash flow hedges	7,132,000
Financial liabilities	810,442,000
Liquidity risk | 3-5 years
Contractual cash flows
Trade and other payables	0
Lease obligations	206,710,000
Other long-term liabilities	4,400,000
Long-term debt	915,014,000
Cash flow hedges	0
Financial liabilities	1,126,124,000
Liquidity risk | Thereafter
Contractual cash flows
Trade and other payables	0
Lease obligations	523,526,000
Other long-term liabilities	44,548,000
Long-term debt	1,481,869,000
Cash flow hedges	0
Financial liabilities	2,049,943,000
Revolving credit facility
Disclosure of financial liabilities [line items]
Undrawn credit facility	300,000,000	300,000,000
Geismar 3 construction facility
Disclosure of financial liabilities [line items]
Undrawn credit facility	$ 300,000,000	$ 600,000,000